U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

February 13, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549

RE:	KINETICS MUTUAL FUNDS, INC. (the “Corporation”), on behalf of its series, Kinetics Multi-Disciplinary Fund
Post-Effective Amendment No. 30 to the Registration Statement
(Reg. No. 333-78275 and ICA No. 811-09303) on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Corporation hereby certifies that the definitive form of prospectuses and statement of additional information (“SAI”), each dated February 8, 2008, that would have been filed under Rule 497(c), does not differ from the form of prospectuses and SAI contained in the most recent registration statement for the Corporation.  This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 30 on February 8, 2008.

If you have any questions, regarding this filing, please call the undersigned at (414) 765-6609.

Very truly yours,

/s/Jeanine M. Bajczyk
Jeanine M. Bajczyk, Esq.
for U.S. Bancorp Fund Services, LLC

Enc.
cc:           Mary Jo Reilly, Drinker Biddle & Reath, LLP
David McCann, Drinker Biddle & Reath, LLP